UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     March 31, 2007
                                                   --------------

Check here if Amendment [  ]; Amendment Number:
                                                   --------------

This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:                      THAMES RIVER CAPITAL LLP
                           ---------------------------
                           51 Berkeley Square
                           ---------------------------
                           London, England W1 5BB
                           ---------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:         Toby Hampden-Acton
              ---------------------------------

Title:        Chief Compliance and Risk Officer
              ---------------------------------

Phone:        44 20 7360-1237
              ---------------------------------


Signature, Place, and Date of Signing:


     /s/Toby Hampden-Acton          London, England          3 May 2007
   -------------------------      -------------------      ---------------
          [Signature]                [City, State]             [Date]


Report Type            (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           Nil
                                             -----------------

Form 13F Information Table Entry Total:      3
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Form 13F Information Table Value Total:      US$11.186 million
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List of Other Included Managers:

                            Thames River Capital LLP





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                                                                                                                 Voting Authority
                                                                                                               --------------------
      Name                   Title of    CUSIP      Value    Shares or     SH/   Put/   Investment    Other      Sole      Shared
                               Class               x$1,000   PRM amount    PRN   Call   Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                  COM    20825C104    3,418        50,000     SH    N/A       SOLE          N        Y
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A.-ADR    ADR    71654V408      547         5,500     SH    N/A       SOLE          N        Y
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TRANSMERIDIAN EXPLORATION       COM    89376N108    7,221     2,524,694     SH    N/A       SOLE          N        Y
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



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